Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies [Abstract]
Other Commitments [Table Text Block]
millions of Canadian dollars	2017	2018	2019	2020	2021	Thereafter	Total
Purchased power (1)	$253	$224	$206	$202	198	$2,272	$3,355
Fuel and gas supply	475	161	109	28	22	-	795
Demand Side Management	42	48	13	-	-	-	103
Transportation (2)	496	392	310	280	196	1,622	3,296
Long-term service agreements (3)	92	55	67	44	42	227	527
Capital projects	133	-	-	-	-	-	133
Equity investment commitments (4)	236	-	-	200	-	-	436
Leases and other (5)	66	17	14	12	8	70	187
	$1,793	$897	$719	$766	$466	$4,191	$8,832
(1) Annual requirement to purchase electricity production from independent power producers or other utilities over varying contract lengths.
(2) Purchasing commitments for transportation of fuel and transportation capacity on various pipelines.
(3) Maintenance of certain generating equipment, services related to a generation facility and wind operating agreements, outsourced management of computer and communication infrastructure and vegetation management.
(4) Emera has a commitment in connection with the Federal Loan Guarantee ("FLG") to complete construction of the Maritime Link. Thirty per cent of the financing of this project will come from Emera as equity. Emera also has a commitment to make equity contributions to the Labrador Island Link Limited Partnership upon draw requests from the general partner. The amounts forecasted are a combination of equity investments for both projects and are subject to change in both timing and amounts as the projects advance through construction.
(5) Operating lease agreements for office space, land, plant fixtures and equipment, telecommunications services, rail cars and vehicles.